Foreign Exchange (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Effects Of Changes In Foreign Exchange Rates [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	$ (9,232)		$ 62,753
Realized foreign exchange (gain) loss	(544)		966
Foreign exchange loss (gain)	8,688		(61,787)
Intercompany notes		$ 751.0
Unrealized foreign exchange loss - intercompany notes
Effects Of Changes In Foreign Exchange Rates [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	31,617		0
Unrealized foreign exchange gain - long-term notes
Effects Of Changes In Foreign Exchange Rates [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	$ (22,385)		$ (62,753)